May 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               Gabelli Capital Series Funds, Inc. (the "Fund")
                  FILE NOS. 033-61254/811-7644

Dear Sir or Madam:

Pursuant  to Rule  497(j)  promulgated  under  the  Securities  Act of 1933,  as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 15 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2007 (Accession No. 0000935069-07-000964).

Should you have any questions with respect to this filing, please contact the undersigned at (617) 338-4352.

Very truly yours,

/S/ HEATHER MELITO-DEZAN
------------------------
Heather Melito-Dezan
Senior Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110

cc:      B. Alpert
         J. McKee
         R. DiMartino
         D. James
         L. Dowd